Operating Profit	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Operating Profit	Operating Profit

	2021 £’000	2020 £’000	2019 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	5,086	4,795	3,969
Depreciation of assets held under finance leases	—	21	34
Depreciation of right-of-use assets	10,449	9,072	—
Impairment of non-current assets (tangibles and intangibles)	—	—	—
Impairment of right-of-use assets	1,697	—	—
Amortisation of intangible assets	7,912	4,837	3,897
Net gain on disposal of property, plant and equipment	(36)	(11)	(23)
Net gain on disposal of right-of-use asset	(56)	(23)	—
Net gain on disposal of subsidiary	—	(2,215)	—
Gain on derecognition of right-of-use assets sub-leased	—	(472)	—
Research and development expenditure credit	(2,642)	(1,600)	(1,278)
Government grants	(503)	(670)	(819)
Share-based compensation	24,427	15,663	12,022
Discretionary EBT bonus	—	27,874	—
Expected credit loss allowance on trade receivables	(30)	3,169	8
Expected credit loss allowance on accrued income	34	—	—
Initial public offering expenses	—	—	1,055
Sarbanes-Oxley compliance readiness expenses	—	—	1,440
Secondary offering expenses	—	—	1,009
Operating lease costs:
Land and buildings	788	1,053	9,941
Initial public offering expenses include professional fees incurred in the Group’s initial public offering of the Company’s ordinary shares. Sarbanes-Oxley compliance readiness expenses include professional fees incurred in the Group’s compliance with Sarbanes Oxley Act of 2002. Secondary offering expenses include professional fees incurred in the Group’s secondary public offering of the Company’s ordinary shares.
Operating lease costs for the year ended 30 June 2021 include short-term lease rent (not in scope for IFRS 16), property taxes and other property related costs.
Disposal of Endava Technology SRL (“the Captive”)
Pursuant to an agreement entered into with Worldpay in November 2016, Endava granted Worldpay an option to acquire a captive Romanian subsidiary that Endava created and staffed for Worldpay. On June 1, 2019, Endava entered into an agreement to sell the Captive to Worldpay and to terminate the option and transfer agreement then existing between the parties. On August 31, 2019 the transaction was completed and the employees of the Captive became employees of Worldpay. Endava has agreed to provide Worldpay certain transition services under a Transition Services Agreement between Endava and Worldpay, which remains in place following the closing of the sale of the Captive. The aggregate selling price of the Captive was £3.6 million and the Group recognised a gain on disposal of subsidiary of £2.2 million.
Auditor’s remuneration:
The Group recognised the following fees from its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2021 £’000	2020 £’000	2019 £’000
Audit of the financial statements	£813	£840	£741
Subsidiary local statutory audits	87	103	95
SOX attestation fees	1,470	832	—
Total audit fees	2,370	1,775	836
Initial public offering expenses	—	—	—
Secondary offering expenses	—	—	150
Other SEC filings review expenses	—	—	36
Total audit related fees	—	—	186
Total auditor’s remuneration	£2,370	£1,775	£1,022